Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post Effective Amendment No. 71	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 65	☒
(Check appropriate box or boxes)

American Independence Funds Trust
(Exact Name of Registrant as Specified in Charter)

335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b) of Rule 485.
☐ on (date) pursuant to paragraph (b) of Rule 485.
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 71 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 70 filed April 29, 2011, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 71 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 9th day of May 2011.

AMERICAN INDEPENDENCE FUNDS TRUST

By: /s/ Eric Rubin
Eric Rubin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	May 9, 2011
Eric Rubin

/s/ Richard A. Wedemeyer*	Chairman of the Board	May 9, 2011
Richard A. Wedemeyer	and Trustee

/s/ Jeffrey Haas*	Trustee	May 9, 2011
Jeffrey Haas

/s/ Joseph Hankin*	Trustee	May 9, 2011
Joseph Hankin

/s/ Terry L. Carter*	Trustee	May 9, 2011
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	May 9, 2011
Thomas F. Kice

/s/ George Mileusnic*	Trustee	May 9, 2011
George Mileusnic

/s/ John J. Pileggi*	Trustee	May 9, 2011
John J. Pileggi

/s/ Ronald Baldwin*	Trustee	May 9, 2011
Ronald Baldwin

/s/ Peter L. Ochs*	Trustee	May 9, 2011
Peter L. Ochs

*By: /s/ Eric Rubin
Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase